Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2025
Statements [Line Items]
Disclosure of Cash and Cash Equivalents

	Consolidated
	June 30, 2025 A$	June 30, 2024 A$
Cash on hand	286	286
Cash at bank	50,149,959	94,932,968
Restricted cash	—	—
Cash on deposit	17,257,970	66,856,893

	67,408,215	161,790,147